SCHEDULE OF GENERAL AND ADMINISTRATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total employee compensation costs	$ 1,854	$ 1,520
Production and operating expenses [member]
IfrsStatementLineItems [Line Items]
Total employee compensation costs	16	9
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Total employee compensation costs	$ 1,838	$ 1,511